Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares (Note 9)	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period at Dec. 31, 2017	$ 16,749	$ 11,582	$ 1,623	$ 10	$ 61	$ 1,727	$ 1,746
Balance, beginning of period (shares) at Dec. 31, 2017		421.1
Increase (Decrease) in Equity [Roll Forward]
Net earnings	656					596	60
Other comprehensive income (loss)	551				479		72
Common shares issued	148	$ 149		(1)
Common shares issued (shares)		3.7
Subsidiary dividends paid to non-controlling interests	(40)						(40)
Dividends declared on common shares	(180)					(180)
Dividends declared on preference shares	(33)					(33)
Other	13			1			12
Balance, end of period at Jun. 30, 2018	17,864	$ 11,731	1,623	10	540	2,110	1,850
Balance, end of period (shares) at Jun. 30, 2018		424.8
Balance, beginning of period at Dec. 31, 2018	18,456	$ 11,889	1,623	11	928	2,082	1,923
Balance, beginning of period (shares) at Dec. 31, 2018		428.5
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,121					1,065	56
Other comprehensive income (loss)	(523)				(460)		(63)
Common shares issued	345	$ 349		(4)
Common shares issued (shares)		7.3
Subsidiary dividends paid to non-controlling interests	(51)						(51)
Dividends declared on common shares	(194)					(194)
Dividends declared on preference shares	(34)					(34)
Disposition (Note 11)	(318)						(318)
Other	12			4			8
Balance, end of period at Jun. 30, 2019	$ 18,814	$ 12,238	$ 1,623	$ 11	$ 468	$ 2,919	$ 1,555
Balance, end of period (shares) at Jun. 30, 2019		435.8